Consolidated Statement Of Changes In Equity - INR (₨) ₨ in Millions	Total	Issued capital	Share application money pending allotment	Share premium	Hedge reserve		Share based payment reserve	Retained earnings / (losses)	Capital reserve	Debenture redemption reserve	Foreign currency translation reserve	Total	Non- controlling interests
Beginning balance at Mar. 31, 2018	₨ 78,084	₨ 3,772		₨ 66,376	₨ (271)	[1]	₨ 1,027	₨ 993	₨ 114	₨ 2,422		₨ 74,433	₨ 3,651
Profit / (Loss) for the year	3,134							2,646				2,646	488
Other comprehensive income / (loss)	(250)				(241)	[1]		10			(2)	(233)	(17)
Total comprehensive income	2,884				(241)	[1]		2,656			(2)	2,413	471
Share-based payment expense	316						316					316
Share application money received	566		566									566
Amount utilised on exercise of stock options				257			(257)
Issue of equity shares	1	27	(566)	539									1
Share issue expenses	(7)			(7)								(7)
Transfer to debenture redemption reserve (net)								(1,755)		1,755
Ending balance at Mar. 31, 2019	81,844	3,799	0	67,165	(512)	[1]	1,086	1,894	114	4,177	(2)	77,721	4,123
Profit / (Loss) for the year	(2,781)							(2,696)				(2,696)	(85)
Other comprehensive income / (loss)	(631)				(574)	[1]		(9)			14	(569)	(62)
Total comprehensive income	(3,412)				(574)	[1]		(2,705)			14	(3,265)	(147)
Share-based payment expense	207						207					207
Forfeiture of vested options							(132)	132
Transfer to debenture redemption reserve (net)								1,881		(1,881)
Acquisition of non-controlling interest	(643)								(143)			(143)	(500)
Acquisition of interest by non-controlling interest in subsidiaries	852							5				5	847
Ending balance at Mar. 31, 2020	78,848	3,799		67,165	(1,086)	[1]	1,161	1,207	(29)	2,296	12	74,525	4,323
Profit / (Loss) for the year	(8,032)							(7,818)				(7,818)	(214)
Other comprehensive income / (loss)	(4,081)				(4,138)	[1]		(7)			(2)	(4,147)	66
Total comprehensive income	(12,113)				(4,138)	[1]		(7,825)			(2)	(11,965)	(148)
Share-based payment expense	177						177					177
Forfeiture of vested options							3	(3)
Transfer to debenture redemption reserve (net)								694		(694)
Acquisition of non-controlling interest	(1,544)								78			78	(1,622)
Acquisition of interest by non-controlling interest in subsidiaries	37							29				29	8
Repurchase of vested stock options	(646)						(176)	(470)				(646)
Acquisition of subsidiaries	107												107
Others	(121)							(121)				(121)
Ending balance at Mar. 31, 2021	₨ 64,745	₨ 3,799	₨ 0	₨ 67,165	₨ (5,224)	[1]	₨ 1,165	₨ (6,489)	₨ 49	₨ 1,602	₨ 10	₨ 62,077	₨ 2,668

[1]	includes cash flow hedge reserve and cost of hedge reserve (refer note 52)